FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Government Money Market V.I. Class I Shares	TA JPMorgan Enhanced Index Service Class
TA Aegon Bond Service Class	TA JPMorgan Mid Cap Value Service Class
TA Aegon Sustainable Equity Income Service Class	TA Morgan Stanley Capital Growth Service Class
TA Aegon U.S. Government Securities Service Class	TA Small/Mid Cap Value Service Class
TA BlackRock iShares Edge 40 Service Class	TA T. Rowe Price Small Cap Service Class
TA BlackRock Tactical Allocation Service Class	TA TS&W International Equity Service Class
TA International Focus Service Class	TA WMC US Growth Service Class
TA Janus Mid-Cap Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

February 23, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BlackRock Government Money Market V.I. Class I Shares	322,177.360	$322,177	$322,177	$(20)	$322,157	37,435	$8.605676	$8.605676
TA Aegon Bond Service Class	169,141.060	1,927,104	1,537,492	1	1,537,493	147,895	10.395832	10.395832
TA Aegon Sustainable Equity Income Service Class	52,793.883	949,754	929,700	(1)	929,699	43,115	21.563255	21.563255
TA Aegon U.S. Government Securities Service Class	55,918.337	629,870	518,363	1	518,364	54,472	9.516083	9.516083
TA BlackRock iShares Edge 40 Service Class	15,857.774	152,723	129,241	-	129,241	9,206	14.039511	14.039511
TA BlackRock Tactical Allocation Service Class	39,158.325	608,326	487,913	(1)	487,912	29,153	16.736503	16.736503
TA International Focus Service Class	71,055.998	595,883	545,000	(1)	544,999	33,114	16.458136	16.458136
TA Janus Mid-Cap Growth Service Class	6,660.260	226,267	194,147	18	194,165	6,428	30.204606	30.204606
TA JPMorgan Enhanced Index Service Class	25,549.210	543,022	502,042	(1)	502,041	14,062	35.703169	35.703169
TA JPMorgan Mid Cap Value Service Class	6,138.780	93,934	87,416	-	87,416	2,706	32.300508	32.300508
TA Morgan Stanley Capital Growth Service Class	191,915.442	1,708,868	598,776	1	598,777	69,618	8.600853	8.600853
TA Small/Mid Cap Value Service Class	19,050.206	348,592	344,809	1	344,810	10,820	31.867540	31.867540
TA T. Rowe Price Small Cap Service Class	20,816.462	261,823	176,732	28	176,760	4,656	37.966993	37.966993
TA TS&W International Equity Service Class	12,132.863	161,575	151,903	2	151,905	10,990	13.821592	13.821592
TA WMC US Growth Service Class	12,817.164	466,000	316,456	-	316,456	8,856	35.735459	35.735459

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Government Money Market V.I. Class I Shares Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount

Net Assets as of December 31, 2020:	$357,214	$2,684,005	$1,993,252	$688,707

Investment Income:
Reinvested Dividends	-	32,596	38,603	10,680
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,466	45,821	35,800	10,959

Net Investment Income (Loss)	(6,466)	(13,225)	2,803	(279)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18	155,857	-	42,384
Realized Gain (Loss) on Investments	-	(8,460)	(123,383)	18,105

Net Realized Capital Gains (Losses) on Investments	18	147,397	(123,383)	60,489
Net Change in Unrealized Appreciation (Depreciation)	-	(208,329)	474,302	(90,025)

Net Gain (Loss) on Investment	18	(60,932)	350,919	(29,536)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,448)	(74,157)	353,722	(29,815)

Increase (Decrease) in Net Assets from Contract Transactions	(6,727)	(486,893)	(977,886)	34,114

Total Increase (Decrease) in Net Assets	(13,175)	(561,050)	(624,164)	4,299

Net Assets as of December 31, 2021:	$344,039	$2,122,955	$1,369,088	$693,006

Investment Income:
Reinvested Dividends	4,488	39,845	18,825	4,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,157	31,977	19,827	10,788

Net Investment Income (Loss)	(1,669)	7,868	(1,002)	(6,165)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	35,558	-
Realized Gain (Loss) on Investments	-	(31,680)	(43,422)	(8,901)

Net Realized Capital Gains (Losses) on Investments	-	(31,680)	(7,864)	(8,901)
Net Change in Unrealized Appreciation (Depreciation)	-	(306,961)	(166,007)	(82,950)

Net Gain (Loss) on Investment	-	(338,641)	(173,871)	(91,851)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,669)	(330,773)	(174,873)	(98,016)

Increase (Decrease) in Net Assets from Contract Transactions	(20,213)	(254,689)	(264,516)	(76,626)

Total Increase (Decrease) in Net Assets	(21,882)	(585,462)	(439,389)	(174,642)

Net Assets as of December 31, 2022:	$322,157	$1,537,493	$929,699	$518,364

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$264,467	$1,553,330	$1,309,314	$306,050

Investment Income:
Reinvested Dividends	3,975	27,517	13,960	320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,513	21,876	23,844	5,746

Net Investment Income (Loss)	(538)	5,641	(9,884)	(5,426)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,122	36,886	-	42,094
Realized Gain (Loss) on Investments	6,093	68,568	212,319	27,158

Net Realized Capital Gains (Losses) on Investments	11,215	105,454	212,319	69,252
Net Change in Unrealized Appreciation (Depreciation)	(1,822)	(46,037)	(94,554)	(21,279)

Net Gain (Loss) on Investment	9,393	59,417	117,765	47,973

Net Increase (Decrease) in Net Assets Resulting from Operations	8,855	65,058	107,881	42,547

Increase (Decrease) in Net Assets from Contract Transactions	(86,455)	(567,114)	(615,120)	(68,890)

Total Increase (Decrease) in Net Assets	(77,600)	(502,056)	(507,239)	(26,343)

Net Assets as of December 31, 2021:	$186,867	$1,051,274	$802,075	$279,707

Investment Income:
Reinvested Dividends	2,233	19,259	16,380	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,730	13,266	11,386	4,174

Net Investment Income (Loss)	(497)	5,993	4,994	(4,174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,832	44,480	31,934	34,245
Realized Gain (Loss) on Investments	(4,148)	(7,883)	11,125	13,095

Net Realized Capital Gains (Losses) on Investments	1,684	36,597	43,059	47,340
Net Change in Unrealized Appreciation (Depreciation)	(29,723)	(205,950)	(215,257)	(92,270)

Net Gain (Loss) on Investment	(28,039)	(169,353)	(172,198)	(44,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,536)	(163,360)	(167,204)	(49,104)

Increase (Decrease) in Net Assets from Contract Transactions	(29,090)	(400,002)	(89,872)	(36,438)

Total Increase (Decrease) in Net Assets	(57,626)	(563,362)	(257,076)	(85,542)

Net Assets as of December 31, 2022:	$129,241	$487,912	$544,999	$194,165

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2020:	$1,876,395	$332,196	$2,869,694	$427,474

Investment Income:
Reinvested Dividends	3,973	1,939	-	2,349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,557	5,494	45,559	8,747

Net Investment Income (Loss)	(11,584)	(3,555)	(45,559)	(6,398)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,132	5,259	679,822	-
Realized Gain (Loss) on Investments	116,133	45,190	925,328	17,415

Net Realized Capital Gains (Losses) on Investments	193,265	50,449	1,605,150	17,415
Net Change in Unrealized Appreciation (Depreciation)	18,780	27,327	(1,444,693)	93,808

Net Gain (Loss) on Investment	212,045	77,776	160,457	111,223

Net Increase (Decrease) in Net Assets Resulting from Operations	200,461	74,221	114,898	104,825

Increase (Decrease) in Net Assets from Contract Transactions	(1,452,428)	(254,192)	(1,570,847)	(86,549)

Total Increase (Decrease) in Net Assets	(1,251,967)	(179,971)	(1,455,949)	18,276

Net Assets as of December 31, 2021:	$624,428	$152,225	$1,413,745	$445,750

Investment Income:
Reinvested Dividends	2,179	544	-	1,242
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,901	2,176	13,446	7,232

Net Investment Income (Loss)	(7,722)	(1,632)	(13,446)	(5,990)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,767	18,329	490,856	58,574
Realized Gain (Loss) on Investments	1,042	9,719	(67,070)	8,540

Net Realized Capital Gains (Losses) on Investments	65,809	28,048	423,786	67,114
Net Change in Unrealized Appreciation (Depreciation)	(182,364)	(38,862)	(1,199,189)	(103,777)

Net Gain (Loss) on Investment	(116,555)	(10,814)	(775,403)	(36,663)

Net Increase (Decrease) in Net Assets Resulting from Operations	(124,277)	(12,446)	(788,849)	(42,653)

Increase (Decrease) in Net Assets from Contract Transactions	1,890	(52,363)	(26,119)	(58,287)

Total Increase (Decrease) in Net Assets	(122,387)	(64,809)	(814,968)	(100,940)

Net Assets as of December 31, 2022:	$502,041	$87,416	$598,777	$344,810

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$318,974	$316,396	$697,730

Investment Income:
Reinvested Dividends	-	5,378	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,837	5,654	11,709

Net Investment Income (Loss)	(5,837)	(276)	(11,709)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,425	-	101,451
Realized Gain (Loss) on Investments	25,561	26,054	135,651

Net Realized Capital Gains (Losses) on Investments	60,986	26,054	237,102
Net Change in Unrealized Appreciation (Depreciation)	(27,879)	7,621	(118,533)

Net Gain (Loss) on Investment	33,107	33,675	118,569

Net Increase (Decrease) in Net Assets Resulting from Operations	27,270	33,399	106,860

Increase (Decrease) in Net Assets from Contract Transactions	(84,017)	(103,808)	(346,396)

Total Increase (Decrease) in Net Assets	(56,747)	(70,409)	(239,536)

Net Assets as of December 31, 2021:	$262,227	$245,987	$458,194

Investment Income:
Reinvested Dividends	-	4,994	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,768	3,520	6,459

Net Investment Income (Loss)	(3,768)	1,474	(6,459)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	72,220	6,460	62,872
Realized Gain (Loss) on Investments	(1,880)	1,547	2,367

Net Realized Capital Gains (Losses) on Investments	70,340	8,007	65,239
Net Change in Unrealized Appreciation (Depreciation)	(127,795)	(48,662)	(205,532)

Net Gain (Loss) on Investment	(57,455)	(40,655)	(140,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,223)	(39,181)	(146,752)

Increase (Decrease) in Net Assets from Contract Transactions	(24,244)	(54,901)	5,014

Total Increase (Decrease) in Net Assets	(85,467)	(94,082)	(141,738)

Net Assets as of December 31, 2022:	$176,760	$151,905	$316,456

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

1. Organization

Merrill Lynch Life Variable Annuity Separate Account C (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Consults AnnuitySM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Capital Growth Service Class	November 1, 2019
The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:
Subaccount	Formerly
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

BlackRock Government Money Market V.I. Class I Shares	$35,436	$57,315

TA Aegon Bond Service Class	40,402	287,224

TA Aegon Sustainable Equity Income Service Class	55,909	285,868

TA Aegon U.S. Government Securities Service Class	4,907	87,697

TA BlackRock iShares Edge 40 Service Class	8,800	32,555

TA BlackRock Tactical Allocation Service Class	63,892	413,421

TA International Focus Service Class	67,300	120,243

TA Janus Mid-Cap Growth Service Class	34,267	40,630

TA JPMorgan Enhanced Index Service Class	74,919	15,984

TA JPMorgan Mid Cap Value Service Class	18,872	54,539

TA Morgan Stanley Capital Growth Service Class	683,068	231,776

TA Small/Mid Cap Value Service Class	60,393	66,095

TA T. Rowe Price Small Cap Service Class	81,146	36,929

TA TS&W International Equity Service Class	11,494	58,462

TA WMC US Growth Service Class	96,472	35,045

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Government Money Market V.I. Class I Shares	3,601	(5,965)	(2,364)	256	(1,025)	(769)

TA Aegon Bond Service Class	61	(22,404)	(22,343)	35,397	(74,186)	(38,789)

TA Aegon Sustainable Equity Income Service Class	83	(11,916)	(11,833)	1,281	(42,239)	(40,958)

TA Aegon U.S. Government Securities Service Class	34	(7,548)	(7,514)	34,839	(31,793)	3,046

TA BlackRock iShares Edge 40 Service Class	54	(2,028)	(1,974)	805	(6,055)	(5,250)

TA BlackRock Tactical Allocation Service Class	11	(22,526)	(22,515)	1,629	(30,626)	(28,997)

TA International Focus Service Class	1,223	(6,241)	(5,018)	9,919	(39,389)	(29,470)

TA Janus Mid-Cap Growth Service Class	1	(1,124)	(1,123)	16	(1,954)	(1,938)

TA JPMorgan Enhanced Index Service Class	227	(150)	77	-	(39,560)	(39,560)

TA JPMorgan Mid Cap Value Service Class	-	(1,531)	(1,531)	1,278	(8,735)	(7,457)

TA Morgan Stanley Capital Growth Service Class	20,729	(15,795)	4,934	7,217	(70,358)	(63,141)

TA Small/Mid Cap Value Service Class	20	(1,761)	(1,741)	25	(2,578)	(2,553)

TA T. Rowe Price Small Cap Service Class	225	(817)	(592)	57	(1,770)	(1,713)

TA TS&W International Equity Service Class	4	(3,929)	(3,925)	968	(7,371)	(6,403)

TA WMC US Growth Service Class	917	(681)	236	2,733	(9,624)	(6,891)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock Government Money Market V.I. Class I Shares	$31,032	$(51,245)	$(20,213)	$2,225	$(8,952)	$(6,727)

TA Aegon Bond Service Class	636	(255,325)	(254,689)	443,994	(930,887)	(486,893)

TA Aegon Sustainable Equity Income Service Class	1,569	(266,085)	(264,516)	27,497	(1,005,383)	(977,886)

TA Aegon U.S. Government Securities Service Class	342	(76,968)	(76,626)	393,051	(358,937)	34,114

TA BlackRock iShares Edge 40 Service Class	756	(29,846)	(29,090)	13,060	(99,515)	(86,455)

TA BlackRock Tactical Allocation Service Class	177	(400,179)	(400,002)	31,923	(599,037)	(567,114)

TA International Focus Service Class	19,075	(108,947)	(89,872)	195,302	(810,422)	(615,120)

TA Janus Mid-Cap Growth Service Class	31	(36,469)	(36,438)	561	(69,451)	(68,890)

TA JPMorgan Enhanced Index Service Class	8,048	(6,158)	1,890	-	(1,452,428)	(1,452,428)

TA JPMorgan Mid Cap Value Service Class	-	(52,363)	(52,363)	39,056	(293,248)	(254,192)

TA Morgan Stanley Capital Growth Service Class	192,310	(218,429)	(26,119)	175,035	(1,745,882)	(1,570,847)

TA Small/Mid Cap Value Service Class	594	(58,881)	(58,287)	841	(87,390)	(86,549)

TA T. Rowe Price Small Cap Service Class	8,948	(33,192)	(24,244)	2,772	(86,789)	(84,017)

TA TS&W International Equity Service Class	58	(54,959)	(54,901)	15,143	(118,951)	(103,808)

TA WMC US Growth Service Class	33,652	(28,638)	5,014	135,808	(482,204)	(346,396)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Government Money Market V.I. Class I Shares

12/31/2022	37,435	$8.61	to	$8.61	$322,157	1.35%	1.85%	to	1.85%	(0.45	) %	to	(0.45	) %

12/31/2021	39,799	8.64	to	8.64	344,039	-	1.85	to	1.85	(1.83)		to	(1.83)

12/31/2020	40,568	8.81	to	8.81	357,214	0.28	1.85	to	1.85	(1.50)		to	(1.50)

12/31/2019	41,160	8.94	to	8.94	367,944	1.97	1.85	to	1.85	0.10		to	0.10

12/31/2018	47,681	8.93	to	8.93	425,792	1.59	1.85	to	1.85	(0.27)		to	(0.27)

TA Aegon Bond Service Class

12/31/2022	147,895	10.40	to	10.40	1,537,493	2.30	1.85	to	1.85	(16.64)		to	(16.64)

12/31/2021	170,238	12.47	to	12.47	2,122,955	1.32	1.85	to	1.85	(2.88)		to	(2.88)

12/31/2020	209,027	12.84	to	12.84	2,684,005	4.10	1.85	to	1.85	5.44		to	5.44

12/31/2019	227,364	12.18	to	12.18	2,768,919	2.27	1.85	to	1.85	6.23		to	6.23

12/31/2018	230,387	11.46	to	11.46	2,641,080	2.06	1.85	to	1.85	(2.84)		to	(2.84)

TA Aegon Sustainable Equity Income Service Class

12/31/2022	43,115	21.56	to	21.56	929,699	1.76	1.85	to	1.85	(13.46)		to	(13.46)

12/31/2021	54,948	24.92	to	24.92	1,369,088	2.00	1.85	to	1.85	19.88		to	19.88

12/31/2020	95,906	20.78	to	20.78	1,993,252	2.90	1.85	to	1.85	(9.28)		to	(9.28)

12/31/2019	96,829	22.91	to	22.91	2,218,360	2.20	1.85	to	1.85	21.31		to	21.31

12/31/2018	104,561	18.89	to	18.89	1,974,722	1.76	1.85	to	1.85	(13.31)		to	(13.31)

TA Aegon U.S. Government Securities Service Class

12/31/2022	54,472	9.52	to	9.52	518,364	0.79	1.85	to	1.85	(14.88)		to	(14.88)

12/31/2021	61,986	11.18	to	11.18	693,006	1.80	1.85	to	1.85	(4.32)		to	(4.32)

12/31/2020	58,940	11.68	to	11.68	688,707	1.43	1.85	to	1.85	6.67		to	6.67

12/31/2019	55,691	10.95	to	10.95	610,040	1.76	1.85	to	1.85	4.40		to	4.40

12/31/2018	54,035	10.49	to	10.49	566,951	2.39	1.85	to	1.85	(1.83)		to	(1.83)

TA BlackRock iShares Edge 40 Service Class

12/31/2022	9,206	14.04	to	14.04	129,241	1.51	1.85	to	1.85	(16.00)		to	(16.00)

12/31/2021	11,180	16.71	to	16.71	186,867	1.63	1.85	to	1.85	3.84		to	3.84

12/31/2020	16,430	16.10	to	16.10	264,467	2.21	1.85	to	1.85	7.45		to	7.45

12/31/2019	16,140	14.98	to	14.98	241,789	1.99	1.85	to	1.85	12.99		to	12.99

12/31/2018	16,364	13.26	to	13.26	216,967	1.51	1.85	to	1.85	(6.19)		to	(6.19)

TA BlackRock Tactical Allocation Service Class

12/31/2022	29,153	16.74	to	16.74	487,912	2.69	1.85	to	1.85	(17.74)		to	(17.74)

12/31/2021	51,668	20.35	to	20.35	1,051,274	2.34	1.85	to	1.85	5.66		to	5.66

12/31/2020	80,665	19.26	to	19.26	1,553,330	1.76	1.85	to	1.85	11.11		to	11.11

12/31/2019	78,979	17.33	to	17.33	1,368,754	2.16	1.85	to	1.85	14.91		to	14.91

12/31/2018	85,984	15.08	to	15.08	1,296,852	0.86	1.85	to	1.85	(6.18)		to	(6.18)

TA International Focus Service Class

12/31/2022	33,114	16.46	to	16.46	544,999	2.66	1.85	to	1.85	(21.75)		to	(21.75)

12/31/2021	38,132	21.03	to	21.03	802,075	1.09	1.85	to	1.85	8.60		to	8.60

12/31/2020	67,602	19.37	to	19.37	1,309,314	2.10	1.85	to	1.85	18.37		to	18.37

12/31/2019	70,860	16.36	to	16.36	1,159,384	1.38	1.85	to	1.85	25.07		to	25.07

12/31/2018	74,320	13.08	to	13.08	972,271	0.90	1.85	to	1.85	(19.46)		to	(19.46)

TA Janus Mid-Cap Growth Service Class

12/31/2022	6,428	30.20	to	30.20	194,165	-	1.85	to	1.85	(18.45)		to	(18.45)

12/31/2021	7,551	37.04	to	37.04	279,707	0.10	1.85	to	1.85	14.85		to	14.85

12/31/2020	9,489	32.25	to	32.25	306,050	0.04	1.85	to	1.85	16.75		to	16.75

12/31/2019	9,348	27.62	to	27.62	258,233	-	1.85	to	1.85	33.83		to	33.83

12/31/2018	14,283	20.64	to	20.64	294,820	-	1.85	to	1.85	(3.27)		to	(3.27)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Service Class

12/31/2022		14,062	$35.70	to	$35.70	$502,041	0.41%	1.85%	to	1.85%	(20.04	) %	to	(20.04	) %

12/31/2021		13,985	44.65	to	44.65	624,428	0.48	1.85	to	1.85	27.41		to	27.41

12/31/2020		53,545	35.04	to	35.04	1,876,395	1.26	1.85	to	1.85	17.66		to	17.66

12/31/2019		53,850	29.78	to	29.78	1,603,815	0.94	1.85	to	1.85	28.29		to	28.29

12/31/2018		60,465	23.21	to	23.21	1,403,678	0.93	1.85	to	1.85	(7.97)		to	(7.97)

TA JPMorgan Mid Cap Value Service Class

12/31/2022		2,706	32.30	to	32.30	87,416	0.46	1.85	to	1.85	(10.10)		to	(10.10)

12/31/2021		4,237	35.93	to	35.93	152,225	0.66	1.85	to	1.85	26.48		to	26.48

12/31/2020		11,694	28.41	to	28.41	332,196	0.97	1.85	to	1.85	(0.82)		to	(0.82)

12/31/2019		15,306	28.64	to	28.64	438,385	1.17	1.85	to	1.85	23.69		to	23.69

12/31/2018		15,910	23.16	to	23.16	368,422	0.63	1.85	to	1.85	(13.72)		to	(13.72)

TA Morgan Stanley Capital Growth Service Class

12/31/2022		69,618	8.60	to	8.60	598,777	-	1.85	to	1.85	(60.65)		to	(60.65)

12/31/2021		64,684	21.86	to	21.86	1,413,745	-	1.85	to	1.85	(2.65)		to	(2.65)

12/31/2020		127,825	22.45	to	22.45	2,869,694	-	1.85	to	1.85	113.31		to	113.31

12/31/2019	(1)	201,129	10.52	to	10.52	2,116,770	-	1.85	to	1.85	-		to	-

TA Small/Mid Cap Value Service Class

12/31/2022		10,820	31.87	to	31.87	344,810	0.32	1.85	to	1.85	(10.20)		to	(10.20)

12/31/2021		12,561	35.49	to	35.49	445,750	0.50	1.85	to	1.85	25.47		to	25.47

12/31/2020		15,114	28.28	to	28.28	427,474	1.02	1.85	to	1.85	1.84		to	1.84

12/31/2019		14,765	27.77	to	27.77	410,050	0.75	1.85	to	1.85	22.65		to	22.65

12/31/2018		15,302	22.64	to	22.64	346,488	0.53	1.85	to	1.85	(13.27)		to	(13.27)

TA T. Rowe Price Small Cap Service Class

12/31/2022		4,656	37.97	to	37.97	176,760	-	1.85	to	1.85	(24.02)		to	(24.02)

12/31/2021		5,248	49.97	to	49.97	262,227	-	1.85	to	1.85	9.05		to	9.05

12/31/2020		6,961	45.82	to	45.82	318,974	-	1.85	to	1.85	21.04		to	21.04

12/31/2019		7,049	37.86	to	37.86	266,847	-	1.85	to	1.85	29.96		to	29.96

12/31/2018		9,664	29.13	to	29.13	281,499	-	1.85	to	1.85	(8.99)		to	(8.99)

TA TS&W International Equity Service Class

12/31/2022		10,990	13.82	to	13.82	151,905	2.63	1.85	to	1.85	(16.20)		to	(16.20)

12/31/2021		14,915	16.49	to	16.49	245,987	1.76	1.85	to	1.85	11.13		to	11.13

12/31/2020		21,318	14.84	to	14.84	316,396	3.03	1.85	to	1.85	4.25		to	4.25

12/31/2019		20,008	14.24	to	14.24	284,835	1.16	1.85	to	1.85	18.52		to	18.52

12/31/2018		22,188	12.01	to	12.01	266,492	2.09	1.85	to	1.85	(17.25)		to	(17.25)

TA WMC US Growth Service Class

12/31/2022		8,856	35.74	to	35.74	316,456	-	1.85	to	1.85	(32.77)		to	(32.77)

12/31/2021		8,620	53.15	to	53.15	458,194	-	1.85	to	1.85	18.17		to	18.17

12/31/2020		15,511	44.98	to	44.98	697,730	-	1.85	to	1.85	34.43		to	34.43

12/31/2019		25,576	33.46	to	33.46	855,823	-	1.85	to	1.85	37.12		to	37.12

12/31/2018		16,587	24.40	to	24.40	404,780	0.27	1.85	to	1.85	(1.88)		to	(1.88)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge of 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.